INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 1,398
Change for the year - amortisation	56	$ 65	$ 63
Carrying value, ending balance	1,236	1,398
Amortisation and impairment of acquired intangibles	205	172
ArthroCare
Disclosure of detailed information about intangible assets [line items]
Acquisitions	306
Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Acquisitions	204
Healthpoint
Disclosure of detailed information about intangible assets [line items]
Acquisitions	$ 179
Remaining amortisation period	5 years
Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 3,584	3,488
Exchange adjustment	(45)	(49)
Acquisitions	44	112
Additions	77	56
Charge for the year - impairment	(1)	(4)
Disposals	(6)	(22)
Transfers		3
Carrying value, ending balance	3,653	3,584	3,488
Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(2,186)	(2,002)
Exchange adjustment	31	34
Change for the year - amortisation	(229)	(237)
Charge for the year - impairment	(38)	2
Disposals	5	17
Carrying value, ending balance	(2,417)	(2,186)	(2,002)
Technology
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	408
Carrying value, ending balance	354	408
Amortisation and impairment of acquired intangibles	51	41
Technology | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	588	495
Exchange adjustment	(6)	(8)
Acquisitions		101
Carrying value, ending balance	582	588	495
Technology | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(180)	(142)
Exchange adjustment	2	3
Change for the year - amortisation	(46)	(41)
Charge for the year - impairment	(4)
Carrying value, ending balance	(228)	(180)	(142)
Product- related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	724
Carrying value, ending balance	618	724
Amortisation and impairment of acquired intangibles	142	118
Impairment charges	32	0
Product- related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	2,206	2,236
Exchange adjustment	(21)	(26)
Acquisitions	44
Additions	3	1
Charge for the year - impairment		(4)
Disposals		(1)
Carrying value, ending balance	2,232	2,206	2,236
Product- related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(1,482)	(1,373)
Exchange adjustment	19	20
Change for the year - amortisation	(123)	(131)
Charge for the year - impairment	(28)	2
Carrying value, ending balance	(1,614)	(1,482)	(1,373)
Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	86
Carrying value, ending balance	75	86
Amortisation and impairment of acquired intangibles	12	13
Customer and distribution related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	231	226
Exchange adjustment	(2)	(6)
Acquisitions		11
Additions	7	4
Disposals	(1)	(4)
Carrying value, ending balance	235	231	226
Customer and distribution related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(145)	(126)
Exchange adjustment	2	4
Change for the year - amortisation	(17)	(23)
Carrying value, ending balance	(160)	(145)	(126)
Software
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	112
Carrying value, ending balance	93	112
Capital expenditure relating to software contracted but not provided	7	10
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	491	477
Exchange adjustment	(14)	(7)
Additions	32	27
Disposals	(5)	(17)
Transfers	4	11
Carrying value, ending balance	508	491	477
Software | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(379)	(361)
Exchange adjustment	8	7
Change for the year - amortisation	(43)	(42)
Charge for the year - impairment	(6)
Disposals	5	17
Carrying value, ending balance	(415)	(379)	(361)
Assets in course of construction.
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	68
Carrying value, ending balance	96	68
Assets in course of construction. | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	68	54
Exchange adjustment	(2)	(2)
Additions	35	24
Charge for the year - impairment	(1)
Transfers	(4)	(8)
Carrying value, ending balance	$ 96	68	$ 54
Software and Assets in course of construction
Disclosure of detailed information about intangible assets [line items]
Value of software transferred		$ 3
Minimum | ArthroCare
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	1 year
Minimum | Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	2 years
Minimum | Technology
Disclosure of detailed information about intangible assets [line items]
Useful Life	6 years
Minimum | Product- related
Disclosure of detailed information about intangible assets [line items]
Useful Life	2 years
Minimum | Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Useful Life	2 years
Minimum | Software
Disclosure of detailed information about intangible assets [line items]
Useful Life	3 years
Maximum | ArthroCare
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	11 years
Maximum | Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	6 years
Maximum | Technology
Disclosure of detailed information about intangible assets [line items]
Useful Life	20 years
Maximum | Product- related
Disclosure of detailed information about intangible assets [line items]
Useful Life	20 years
Maximum | Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Useful Life	14 years
Maximum | Software
Disclosure of detailed information about intangible assets [line items]
Useful Life	7 years